                                    MORGAN STANLEY
                             EMERGING MARKETS FUND, INC.
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs               William G. Morton, Jr.
CHAIRMAN OF THE BOARD         DIRECTOR
OF DIRECTORS

Michael F. Klein              Stefanie V. Chang
PRESIDENT AND DIRECTOR        VICE PRESIDENT

Peter J. Chase                Harold J. Schaaff, Jr.
DIRECTOR                      VICE PRESIDENT

John W. Croghan               Joseph P. Stadler
DIRECTOR                      VICE PRESIDENT

David B. Gill                 Valerie Y. Lewis
DIRECTOR                      SECRETARY

Graham E. Jones               Joanna M. Haigney
DIRECTOR                      TREASURER

John A. Levin                 Belinda A. Brady
DIRECTOR                      ASSISTANT TREASURER
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

--------------------------------------------------------------------------------
                                    MORGAN STANLEY
                                  EMERGING MARKETS
                                      FUND, INC.
--------------------------------------------------------------------------------

                                 FIRST QUARTER REPORT
                                    MARCH 31, 1998
                         MORGAN STANLEY ASSET MANAGEMENT INC.
                                  INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
------------
For the three months ended March 31, 1998, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 11.65% compared with 7.32% for the IFC Global Total Return Composite Index (the "Index"). For the one year ended March 31, 1998, and for the period from commencement of operations on November 1, 1991 through March 31, 1998, the Fund's total return, based on net asset value per share, was -0.59% and 132.07%, respectively, compared with -16.32% and 49.75%, respectively, for the Index. On March 31, 1998, the closing price of the Fund's shares on the New York Stock Exchange was $12.50, representing an 12.9% discount to the Fund's net asset value per share.

The largest contributors to the Fund's outperformance relative to its benchmark were our overweights in Korea and Thailand, which surged 59.1% and 43.4%, respectively.

Latin America remained relatively flat during the first quarter, gaining only 0.2%. Brazil was the star performer returning 7.7% during the quarter, followed by Argentina, which gained 1.4%, and Chile which appreciated 0.6%. The Latin laggards were Colombia, which fell 22.7%, Venezuela (-9.3%), Mexico (-6.4%), and Peru (-5.5%). During the quarter, we trimmed our Mexican position and used the proceeds to increase our Brazilian exposure. Within Brazil, we are focusing on the banking and telecom stocks. Brazilian banks are attractive given their cheap valuations and a declining interest rate environment. Regarding the telecom sector, attractive valuations coupled with strong growth expectations and steady progress on the privatization front are expected to drive returns. We are underweight Mexico as a result of a worsening trade deficit and the potential for higher than expected inflation and interest rate numbers. Within Mexico, we continue to focus on the consumer sector taking advantage of the recovery which began approximately ten months ago.

The Asian markets rallied, gaining 16.2% during the quarter led by Korea (+59.1%), Thailand (+43.4%), the Philippines (+34.9%), and Malaysia (+29.8%).
Indonesia continues to lag the region, declining 11.2%. We have been trimming our Indonesian positions as we are not convinced that President Suharto will implement the strict measures necessary to create positive momentum in that market. Suharto's decision not to follow IMF guidelines led to a delay of a $3 billion payment from the IMF. Conversely, Korea and Thailand continue to take steps to improve financial conditions and investor sentiment. For example, the Korean and Thai governments have recognized the need for foreign participation and have removed or sharply reduced most foreign ownership restrictions. Consequently, we remain overweight both Korea and Thailand.

The sub-continent experienced mixed results with India gaining 6.3% and Pakistan falling 12.3%. India's gain was fueled by a dramatic drop in overnight interest rates as well as the Bharatiya Janata Party (BJP) coalition government winning the early-March national elections. Pakistan's market was driven by political turmoil as four government ministers resigned and their political party withdrew support from Prime Minister Sharif's coalition government. We remain overweight both markets given their attractive valuations including 10 - 15% earnings growth potential.

Europe, Middle-East and Africa posted mixed results. Poland and South Africa were the star performers gaining 18.7% and 16.9%, respectively. We are overweight Poland given its macroeconomic strength (e.g. three consecutive years of annual real GDP growth in excess of 6%). We increased our South African weighting during the quarter as a result of declining interest rates and increased liquidity. Russia and Turkey, in which we have overweight positions, fared poorly this quarter, due to political instability. The Russian equity market fell 13.2% as a result of the dismissal of the entire Cabinet on March 23 by President Boris Yeltsin. Additional pressure was placed on the Russian market as declines in oil prices threatened the earnings of oil companies.

The Turkish market fell 21.7% as a result of political concerns and rising tension along the Iraqi border. Fortunately, an agreement was reached between the United Nations and Iraq on weapons inspections. Political concerns took center stage in January when the Constitutional Court ruled that the pro-Islamic party (the controversial Welfare Party) violated portions of the country's secularist constitution. As a result, there is a possibility that the coalition government would be forced to call early elections. Dissolution of the current government would decrease the likelihood of the continuation of the current anti-inflationary program. We attached a low probability to the idea of early elections and are optimistic that the government's anti-inflation program will be successful, thereby resulting in lower yields, which should make equities more attractive.

Sincerely,

/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

/s/ Madhav Dhar

Madhav Dhar
PORTFOLIO MANAGER

/s/ Robert L. Meyer

Robert L. Meyer
PORTFOLIO MANAGER

April 1998

Morgan Stanley Emerging Markets Fund, Inc.
Investment Summary as of March 31, 1998 (Unaudited)
-------------------------------------------------------------------------------


HISTORICAL                                                            TOTAL RETURN (%)
INFORMATION                               -----------------------------------------------------------------------
                                          MARKET VALUE (1)          NET ASSET VALUE (2)           INDEX (3)
                                          ---------------------    --------------------     ---------------------
                                                        AVERAGE                 AVERAGE                   AVERAGE
                                          CUMULATIVE    ANNUAL     CUMULATIVE   ANNUAL      CUMULATIVE    ANNUAL
                                          ----------    ------     ----------   -------     ----------    -------
               FISCAL YEAR TO DATE           15.58%       --          11.65%       --          7.32%         --
               ONE YEAR                      -4.04     -4.04%         -0.59     -0.59%       -16.32      -16.32%
               FIVE YEAR                     38.08+     6.67+         76.97+    12.09+        36.19        6.37
               SINCE INCEPTION*             102.21+    11.60+        132.07+    14.02+        49.75        6.50

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

[GRAPH]

                                                            YEARS ENDED DECEMBER 31:
                                                                                                THREE MONTHS
                                                                                                    ENDED
                                                                                                   MARCH 31,
                               1991*     1992      1993      1994      1995      1996      1997      1998
                               -----     ----      ----      ----      ----      ----      ----      ----
Net Asset Value Per Share...  $14.71    $16.74    $28.20    $20.30    $14.69    $15.69    $15.52    $14.35

Market Value Per Share......  $14.25    $18.13    $31.63    $21.50    $15.50    $13.88    $13.06    $12.50

Premium/(Discount)..........   -3.1%      8.3%     12.2%      5.9%      5.5%    -11.5%    -15.9%    -12.9%

Income Dividends............   $0.04     $0.01      --         --        --      $0.05     $0.01     $0.11

Capital Gains Distributions.     --      $0.01     $1.49     $6.50     $1.29     $0.98     $0.01     $2.18

Fund Total Return (2).......    4.61%    13.94%    95.22%+   -5.33%+  -16.30%+   13.84%    -0.97%    11.65%

Index Total Return (3)......    3.25%     0.33%    67.52%    -0.51%   -12.34%     7.84%   -14.42%     7.32%


(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The IFC Global Total Return Composite Index is an unmanaged index of common stocks of developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa, including dividends.
*    The Fund commenced operations on November 1, 1991.
+ This return does not include the effect of the rights issued in connection with the Rights Offering.

Morgan Stanley Emerging Markets Fund, Inc.
Portfolio Summary as of March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                       [CHART]

          Debt Securities                          0.2%
          Equity Securities                       91.4%
          Short-Term Investments                   8.4%

--------------------------------------------------------------------------------
SECTORS

                                       [CHART]

          Other                                   31.2%
          Utilities - Electrical & Gas             4.8%
          Telecommunications                      24.5%
          Banking                                  8.0%
          Beverages & Tobacco                      7.0%
          Broadcasting & Publishing                3.1%
          Chemicals                                2.9%
          Electronic Components & Instruments      4.9%
          Energy Sources                           4.9%
          Food & Household Products                2.9%
          Multi-Industry                           5.8%

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

                                       [CHART]

          Other                                   30.1%
          Thailand                                 3.3%
          Pakistan                                 3.4%
          Turkey                                   3.7%
          Taiwan                                   5.0%
          Korea                                    6.0%
          Brazil                                  17.8%
          Russia                                   8.6%
          Mexico                                   7.9%
          South Africa                             7.3%
          India                                    6.9%
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS*

                                                PERCENT OF
                                                NET ASSETS
                                                ----------
1.   Telebras (Brazil)                             7.7%
2.   Global Tele-Systems Ltd. (Russia)             4.6
3.   CRT (Brazil)                                  2.9
4.   Samsung Electronics Co. (Korea)               2.6
5.   Telmex (Mexico)                               2.4
6.   Asustek Computer Inc. (Taiwan)                2.2
7.   Bharat Heavy Electricals Ltd. (India)         2.2
8.   FEMSA (Mexico)                                2.0
9.   Yapi Ve Kredi Bankasi (Turkey)                1.9
10.  Pohang Iron & Steel Co. Ltd. (Korea)          1.8
                                                  -----
                                                  30.3%
                                                  -----
                                                  -----

* Excludes short-term investments.

INVESTMENTS (UNAUDITED)
--------
MARCH 31, 1998

                                                                          VALUE
                                                      SHARES               (000)
--------------------------------------------------------------------------------
COMMON STOCKS (91.2%)
(Unless otherwise noted)
--------------------------------------------------------------------------------
ARGENTINA (1.7%)
AUTOMOBILES
     CIADEA                                                1     U.S.$       --@
                                                                 --------------
TELECOMMUNICATIONS
     Nortel ADR                                       28,685                828
     Telecom Argentina ADR                            11,812                423
     Telefonica Argentina ADR                        117,855              4,486
                                                                 --------------
                                                                          5,737
                                                                 --------------
                                                                          5,737
                                                                 --------------
--------------------------------------------------------------------------------
BRAZIL (17.8%)
BANKING
     Banco Bradesco (Preferred)                  220,742,974              2,281
     Banco Nacional (Preferred)                   61,598,720                  3
     Itaubanco (Preferred)                         2,066,500              1,327
     Unibanco (Preferred) GDR                         80,705              2,925
                                                                 --------------
                                                                          6,536
                                                                 --------------
BEVERAGES & TOBACCO
     Brahma (Preferred)                            4,973,209              3,854
     Brahma (Preferred) ADR                           27,765                430
                                                                 --------------
                                                                          4,284
                                                                 --------------
ENERGY SOURCES
     Petrobras (Preferred)                        10,292,999              2,453
     Petrobras ADR                                    22,595                529
                                                                 --------------
                                                                          2,982
                                                                 --------------
MERCHANDISING
     Lojas Arapua (Preferred)                     30,412,000                102
     Lojas Arapua (Preferred) ADR                     31,540                108
     Lojas Renner (Preferred)                     14,237,000                538
     Pao de Acucar (Preferred)                     6,460,000                149
     Pao de Acucar (Preferred) ADR                    20,530                471
                                                                 --------------
                                                                          1,368
                                                                 --------------
Metals -- Non-Ferrous
     CVRD (Preferred)                                 10,602                253
     CVRD (Preferred) ADR                             42,769              1,031
                                                                 --------------
                                                                          1,284
                                                                 --------------
TELECOMMUNICATIONS
     CRT (Preferred) 'A'                           7,356,200              9,252
     CRT Receipts (Preferred)                        286,847                361
     Telebras                                      9,620,000                998
     Telebras (Preferred)                         66,226,183              8,719
     Telebras (Preferred) ADR                        120,138             15,595
     Telesp (Preferred)                              624,313                203
                                                                 --------------
                                                                         35,128
                                                                 --------------
TEXTILES & APPAREL
     Coteminas                                     2,200,500                571
     Coteminas ADR                                    23,460                304
     Encorpar (Preferred)                          2,980,000                 12
                                                                 --------------
                                                                            887
                                                                 --------------
--------------------------------------------------------------------------------
UTILITIES -- ELECTRICAL & GAS
     Cemig (Preferred)                            73,197,867     U.S.$    3,554
     Cemig (Preferred) ADR                            38,370              1,866
     Light Services de Electricidad                  334,349                128
     Lightpar                                      1,086,000                282
                                                                 --------------
                                                                          5,830
                                                                 --------------
                                                                         58,299
                                                                 --------------
--------------------------------------------------------------------------------
CHILE (0.8%)
BEVERAGES & TOBACCO
     CCU ADR                                          28,420                859
                                                                 --------------
MERCHANDISING
     Santa Isabel ADR                                 13,022                237
                                                                 --------------
UTILITIES -- ELECTRICAL & GAS
     Endesa ADR                                       17,235                332
     Enersis ADR                                      38,720              1,222
                                                                 --------------
                                                                          1,554
                                                                 --------------
                                                                          2,650
                                                                 --------------
--------------------------------------------------------------------------------
CHINA (0.7%)
ENERGY SOURCES
     Huaneng Power International, Inc. ADR            42,385                996
     Zhenhai Refining & Chemical Co. Ltd. 'H'        734,000                230
                                                                 --------------
                                                                          1,226
                                                                 --------------
MINING
     Yanzhou Coal Mining Co. Ltd. ADR                 65,650              1,050
                                                                 --------------
                                                                          2,276
                                                                 --------------
--------------------------------------------------------------------------------
COLOMBIA (0.0%)
BANKING
     BanColombia                                      59,937                 16
                                                                 --------------
--------------------------------------------------------------------------------
EGYPT (1.9%)
BANKING
     Commercial International Bank                    49,190                923
                                                                 --------------
BEVERAGES & TOBACCO
     Al-Ahram Beverages Co. GDR                       12,000                363
     Eastern Tobacco                                  47,790              1,094
                                                                 --------------
                                                                          1,457
                                                                 --------------
BUILDING MATERIALS & COMPONENTS
     Ameriyah Cement Co.                              35,900                737
     Helwan Portland Cement                           34,500                727
                                                                 --------------
                                                                          1,464
                                                                 --------------
CHEMICALS
     Egyptian Finance & Industrial                    14,850                818
     Paints & Chemical Industries                      2,000                 68
     Paints & Chemical Industries GDR                 55,700                623
                                                                 --------------
                                                                          1,509
                                                                 --------------
FOOD & HOUSEHOLD PRODUCTS
     North Cairo Flour Mills                           7,910                188
                                                                 --------------
MULTI-INDUSTRY
     Industrial & Engineering                         11,690                213
                                                                 --------------
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES               (000)
--------------------------------------------------------------------------------
EGYPT (CONTINUED)
REAL ESTATE
     Madinet Nasr Housing & Development                7,000     U.S.$     437
                                                                 --------------
                                                                          6,191
                                                                 --------------
--------------------------------------------------------------------------------
HONG KONG (1.7%)
AUTOMOBILES
     Qingling Motors Co.                             484,000                225
                                                                 --------------
MULTI-INDUSTRY
     China Resources Enterprise Ltd.                 243,000                492
     Ng Fung Hong Ltd.                               725,000                706
     Shanghai Industrial Holdings Ltd.                73,000                299
                                                                 --------------
                                                                          1,497
                                                                 --------------
REAL ESTATE
     Cheung Kong (Holdings) Ltd.                     137,000                973
     Sun Hung Kai Properties Ltd.                    129,000                878
                                                                 --------------
                                                                          1,851
                                                                 --------------
TRANSPORTATION -- ROAD & RAIL
     Zhejiang Expressway Co. Ltd. 'H'              1,683,000                426
                                                                 --------------
     Utilities -- Electrical & Gas
          CLP Holdings Ltd.                          306,000              1,540
                                                                 --------------
                                                                          5,539
                                                                 --------------
--------------------------------------------------------------------------------
HUNGARY (1.5%)
BANKING
     OTP Bank Rt.                                     11,300                575
                                                                 --------------
ENERGY SOURCES
     MOL Magyar Olaj-es Gazipari GDR                  52,500              1,610
     MOL Magyar Olaj-es Gazipari Rt. GDR              50,700              1,554
                                                                 --------------
                                                                          3,164
                                                                 --------------
HEALTH & PERSONAL CARE
     Richter Gedeon Rt.                                7,400                778
     Richter Gedeon Rt. GDS                            3,100                324
                                                                 --------------
                                                                          1,102
                                                                 --------------
                                                                          4,841
                                                                 --------------
--------------------------------------------------------------------------------
INDIA (6.7%)
AUTOMOBILES
     Apollo Tyres Ltd.                                 8,675                 18
     Bajaj Auto Ltd.                                 103,500              1,557
     Hero Honda Ltd.                                  90,550              2,002
     MRF Ltd.                                         10,000                509
     Tata Engineering & Locomotive Ltd.                  797                  6
                                                                 --------------
                                                                          4,092
                                                                 --------------
BANKING
     State Bank of India Ltd.                        151,100              1,063
                                                                 --------------
BEVERAGES & TOBACCO
     ITC Ltd.                                        146,432              2,647
                                                                 --------------
BUILDING MATERIALS & COMPONENTS
     ITW Signode India Ltd.                          136,800                222
                                                                 --------------
CHEMICALS
     Reliance Industries Ltd.                          1,604                  7
                                                                 --------------
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES
     Bharat Heavy Electricals Ltd.                   779,100     U.S.$    7,041
                                                                 --------------
FINANCIAL SERVICES
     Housing Development Finance Corp. Ltd.           34,090              2,743
                                                                 --------------
HEALTH & PERSONAL CARE
     Hoechst Marion Roussel India Ltd.                50,000                489
                                                                 --------------
MACHINERY & ENGINEERING
     Thermax Ltd.                                     25,000                139
                                                                 --------------
MULTI-INDUSTRY
     *Morgan Stanley Growth Fund                   6,881,800              1,045
                                                                 --------------
TRANSPORTATION -- ROAD & RAIL
     Container Corp. of India Ltd.                   221,500              2,355
                                                                 --------------
                                                                         21,843
                                                                 --------------
--------------------------------------------------------------------------------
INDONESIA (1.5%)
AUTOMOBILES
     Astra International Inc.                         50,000                 12
                                                                 --------------
BANKING
     Bank International Indonesia (Foreign)
         (Warrants), expiring 1/17/00                  2,834                --@
                                                                 --------------
BEVERAGES & TOBACCO
     Gudang Garam                                    834,160              1,155
     HM Sampoerna                                    565,000                513
                                                                 --------------
                                                                          1,668
                                                                 --------------
ENERGY SOURCES
     Gulf Indonesia Resources Ltd.                    15,800                284
                                                                 --------------
FOOD & HOUSEHOLD PRODUCTS
     Indofood Sukses Makmur                            2,500                  1
     Mayora Indah                                    243,000                 21
                                                                 --------------
                                                                             22
                                                                 --------------
FOREST PRODUCTS & PAPER
     Indah Kait Pulp & Paper                       2,953,405                734
     Indah Kait Pulp & Paper
          (Warrants), expiring 7/11/02               214,152                 27
                                                                 --------------
                                                                            761
                                                                 --------------
MERCHANDISING
     PT Matahari Putra Prima                         485,500                 27
                                                                 --------------
MINING
     Tambang Timah                                    70,800                 59
                                                                 --------------
MULTI-INDUSTRY
     London Sumatra Indonesia                        371,800                117
                                                                 --------------
TELECOMMUNICATIONS
     Telekomunikasi Indonesia                      3,103,000              1,480
     Telekomunikasi Indonesia ADR                     34,170                335
                                                                 --------------
                                                                          1,815
                                                                 --------------
WHOLESALE & INTERNATIONAL TRADE
     Daya Guna Samudera                              194,961                195
                                                                 --------------
                                                                          4,960
                                                                 --------------
--------------------------------------------------------------------------------
ISRAEL (2.8%)
BANKING
     Bank Hapoalim Ltd.                              616,470              1,689
     First International Bank of Israel '5'            1,920              1,387
                                                                 --------------
                                                                          3,076
                                                                 --------------
ELECTRICAL & ELECTRONICS
     Elbit Systems Ltd.                               30,615                392
                                                                 --------------
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES               (000)
--------------------------------------------------------------------------------
ISRAEL (CONTINUED)
FOOD & HOUSEHOLD PRODUCTS
     Super Sol Ltd.                                  963,400     U.S.$    3,117
                                                                 --------------
MULTI-INDUSTRY
     Koor Industries Ltd.                             22,350              2,781
                                                                 --------------
                                                                          9,366
                                                                 --------------
--------------------------------------------------------------------------------
KOREA (6.0%)
APPLIANCES & HOUSEHOLD DURABLES
     Samsung Electronics Co.                         159,877              8,427
     Samsung Electronics Co. GDR - New                 2,836                 71
                                                                 --------------
                                                                          8,498
                                                                 --------------
BUILDING MATERIALS & COMPONENTS
     Hankuk Glass Industry Co. Ltd.                   43,000                683
                                                                 --------------
ELECTRONIC COMPONENTS & INSTRUMENTS
     S1 Corp.                                         10,680              1,494
                                                                 --------------
FOREST PRODUCTS & PAPER
     Hansol Paper Co.                                  2,280                 17
                                                                 --------------
METALS -- STEEL
     Pohang Iron & Steel Co. Ltd.                    104,840              5,773
                                                                 --------------
MULTI-INDUSTRY
     Daewoo Heavy Industries                         282,150              1,446
                                                                 --------------
TELECOMMUNICATIONS
     LG Information & Communication Ltd.              20,620                716
     SK Telecom Co. Ltd.                               2,043              1,153
                                                                 --------------
                                                                          1,869
                                                                 --------------
                                                                         19,780
                                                                 --------------
--------------------------------------------------------------------------------
MALAYSIA (3.2%)
BANKING
     Malayan Banking Bhd                             303,000              1,162
                                                                 --------------
BEVERAGES & TOBACCO
     Carlsberg Brewery Malaysia Bhd                   37,000                144
     R.J. Reynolds Bhd                               106,000                195
     Rothmans of Pall Mall Bhd                       109,200                912
                                                                 --------------
                                                                          1,251
                                                                 --------------
BROADCASTING & PUBLISHING
     New Straits Times Press Bhd                      54,000                 84
                                                                 --------------
ENERGY SOURCES
     Petronas Gas Bhd                                327,000                869
                                                                 --------------
FOOD & HOUSEHOLD PRODUCTS
     Nestle Bhd                                       80,000                443
                                                                 --------------
INDUSTRIAL COMPONENTS
     Malaysian Pacific Industries Bhd                 33,000                 97
                                                                 --------------
LEISURE & TOURISM
     Genting Bhd                                     413,400              1,416
     Magnum Corp. Bhd                                288,000                246
     Resorts World Bhd                               102,000                225
                                                                 --------------
                                                                          1,887
                                                                 --------------
MISCELLANEOUS MATERIALS & COMMODITIES
     Golden Hope Plantations Bhd                     418,000                527
     IOI Corporation Bhd                             214,000                164
     Kuala Lumpur Kepong Bhd                         259,000                621
                                                                 --------------
                                                                          1,312
                                                                 --------------
--------------------------------------------------------------------------------
MULTI-INDUSTRY
     Sime Darby Bhd                                    4,000     U.S.$        4
     Technology Resources Industries Bhd             226,000                258
                                                                 --------------
                                                                            262
                                                                 --------------
TELECOMMUNICATIONS
     Telekom Malaysia Bhd                            442,000              1,526

                                                                 --------------
TRANSPORTATION -- SHIPPING
     Malaysian International Shipping Bhd (Foreign)  105,000                201
                                                                 --------------
UTILITIES -- ELECTRICAL & GAS
     Tenaga Nasional Bhd                             620,000              1,563
                                                                 --------------
                                                                         10,657
                                                                 --------------
--------------------------------------------------------------------------------
MEXICO (7.9%)
BANKING
     Banacci 'B'                                     336,000                854
     Banacci 'L'                                      45,447                105
                                                                 --------------
                                                                            959
                                                                 --------------
BEVERAGES & TOBACCO
     FEMSA 'B'                                       900,084              6,529
                                                                 --------------
BROADCASTING & PUBLISHING
     Televisa CPO GDR                                 95,370              3,493
     TV Azteca ADR                                    35,401                695
                                                                 --------------
                                                                          4,188
                                                                 --------------
BUILDING MATERIALS & COMPONENTS
     Cemex CPO                                       352,486              1,570
     Cemex CPO ADR                                   145,999              1,291
                                                                 --------------
                                                                          2,861
                                                                 --------------
FOOD & HOUSEHOLD PRODUCTS
     Kimberly Clark de Mexico 'A'                    658,626              3,386
                                                                 --------------
MULTI-INDUSTRY
     Sidek 'A'                                         1,000                --@
                                                                 --------------
TELECOMMUNICATIONS
     Telmex 'L' ADR                                  141,532              7,979
                                                                 --------------
                                                                         25,902
                                                                 --------------
--------------------------------------------------------------------------------
PAKISTAN (3.4%)
CHEMICALS
     Fauji Fertilizer Co. Ltd.                     1,385,400              2,576
                                                                 --------------
ENERGY SOURCES
     Pakistan State Oil Co., Ltd.                    281,598              1,639
                                                                 --------------
TELECOMMUNICATIONS
     Pakistan Telecommunications Corp.             7,514,500              4,986
     Pakistan Telecommunications Corp. GDR             7,650                508
                                                                 --------------
                                                                          5,494
                                                                 --------------
UTILITIES -- ELECTRICAL & GAS
     Hub Power Co.                                   966,200              1,028
     Sui Northern Gas Co.                            886,995                470
                                                                 --------------
                                                                          1,498
                                                                 --------------
                                                                         11,207
                                                                 --------------
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES               (000)
--------------------------------------------------------------------------------
PHILIPPINES (1.9%)
BEVERAGES & TOBACCO
     San Miguel Corp. 'B'                            616,560     U.S.$    1,071
                                                                 --------------
MULTI-INDUSTRY
     Ayala Corp.                                   2,787,600              1,284
                                                                 --------------
REAL ESTATE
     Ayala Land, Inc. 'B'                            335,160                161
     SM Prime Holdings, Inc. 'B'                   3,862,580                752
                                                                 --------------
                                                                            913
                                                                 --------------
TELECOMMUNICATIONS
     Philippine Long Distance Telephone Co.           71,390              1,982
     Philippine Long Distance Telephone Co. ADR        6,000                167
                                                                 --------------
                                                                          2,149
                                                                 --------------
UTILITIES -- ELECTRICAL & GAS
     Manila Electric Co. 'B'                         214,310                699
                                                                 --------------
                                                                          6,116
                                                                 --------------
--------------------------------------------------------------------------------
POLAND (2.6%)
BANKING
     Bank Rozwoju Eksportu                            18,750                522
     Bank Slaski                                       5,300                384
     BIG Bank Gdanski GDR                             60,000              1,282
                                                                 --------------
                                                                          2,188
                                                                 --------------
CHEMICALS
     Eastbridge                                       33,600              2,259
     Polifarb Cieszyn - Wroclaw                      157,403                657
     Polifarb Cieszyn - Wroclaw (Rights)               3,268                 --
                                                                 --------------
                                                                          2,916
                                                                 --------------
FOOD & HOUSEHOLD PRODUCTS
     Agros Holding 'C'                                42,250                985
                                                                 --------------
INDUSTRIAL COMPONENTS
     Debica                                           25,500                665
                                                                 --------------
MULTI-INDUSTRY
     International UNP Holdings Ltd.               2,280,000                354
                                                                 --------------
WHOLESALE & INTERNATIONAL TRADE
     Elektrim                                        119,500              1,489
                                                                 --------------
                                                                          8,597
                                                                 --------------
--------------------------------------------------------------------------------
RUSSIA (8.6%)
BROADCASTING & PUBLISHING
     Storyfirst Communications, Inc. 'C' (Preferred)     270                386
     Storyfirst Communications, Inc. 'D'(Preferred)      720              1,030
     Storyfirst Communications, Inc. 'E' (Preferred)     780              1,115
     Storyfirst Communications, Inc. 'F' (Preferred)     139                398
     Storyfirst Communications, Inc., First Section      604                863
     Storyfirst Communications, Inc., First Section,
          Tranche I (Convertible)                         35                 50
     Storyfirst Communications, Inc., Second Section,
          Tranche II (Convertible)                       152                217

--------------------------------------------------------------------------------
     Storyfirst Communications, Inc., Tranche IV
          (Convertible)                                  207     U.S.$      296
                                                                 --------------
                                                                          4,355
                                                                 --------------
ENERGY SOURCES
     AO Tatneft ADR                                   26,585                616
     Lukoil Holdings                                  79,933              1,402
     Lukoil Holdings (Preferred)                      48,000                477
     Lukoil Holdings ADR                               8,053                564
     Surgutneftegaz (Preferred)                       84,167                663
                                                                 --------------
                                                                          3,722
                                                                 --------------
FOREST PRODUCTS & PAPER
     Alliance Cellulose Ltd. 'B'                     156,075                621
                                                                 --------------
MERCHANDISING
     TSUM                                          2,228,000                613
                                                                 --------------
TELECOMMUNICATIONS
     Global Tele-Systems Ltd.                        321,427             15,027
     Russian Telecom Development Corp.               176,000                836
                                                                 --------------
                                                                         15,863
                                                                 --------------
UTILITIES -- ELECTRICAL & GAS
     Irkutskenergo                                 2,768,000                471
     Mosenergo                                       920,000              1,127
     Unified Energy Systems                        3,974,094              1,261
                                                                 --------------
                                                                          2,859
                                                                 --------------
                                                                         28,033
                                                                 --------------
--------------------------------------------------------------------------------
SOUTH AFRICA (7.3%)
BANKING
     NBS Boland Group Ltd.                           425,660              1,158
                                                                 --------------
BEVERAGES & TOBACCO
     South African Breweries Ltd.                     38,800              1,151
                                                                 --------------
BROADCASTING & PUBLISHING
     Primedia Ltd.                                    66,900                440
                                                                 --------------
BUSINESS & PUBLIC SERVICES
     The Education Investment Corp. Ltd.             471,400                857
                                                                 --------------
CHEMICALS
     SASOL Ltd.                                      245,200              1,987
     SASOL Ltd. 8.50% (Convertible Preferred)          3,200                 24
                                                                 --------------
                                                                          2,011
                                                                 --------------
ELECTRICAL & ELECTRONICS
     Persetel Holdings Ltd.                          118,700                970
                                                                 --------------
FINANCIAL SERVICES
     ABSA Group Ltd.                                  24,000                218
     Coronation Holdings Ltd. 'N' - New               19,700                374
     Orion Selections Holdings Ltd.                  402,100              1,441
     Orion Selections Ltd.                           246,400                661
                                                                 --------------
                                                                          2,694
                                                                 --------------
FOOD & HOUSEHOLD PRODUCTS
     Foodcorp Ltd.                                   135,027                847
     Illovo Sugar Ltd.                               386,900                661
                                                                 --------------
                                                                          1,508
                                                                 --------------
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES               (000)
--------------------------------------------------------------------------------
SOUTH AFRICA (CONTINUED)
INSURANCE
     Forbes Group Ltd.                               184,700     U.S.$      458
     Liberty Life Association of Africa Ltd.          39,500              1,334
     Metropolitan Life Ltd.                           51,100                205
                                                                 --------------
                                                                          1,997
                                                                 --------------
MULTI-INDUSTRY
     Barlow Ltd.                                     116,200                946
     Bidvest Group Ltd.                               41,948                458
     Malbak Ltd.                                     532,075                497
     *Morgan Stanley Africa Investment Fund,  Inc.   141,445              1,998
     New Africa Investments Ltd. (Preferred) 'N'   1,510,600              2,160
     Rembrandt Group Ltd.                            225,500              1,863
                                                                 --------------
                                                                          7,922
                                                                 --------------
RETAIL -- MAJOR DEPARTMENT STORES
     Ellerine Holdings Ltd.                          236,200              2,252
     Protea Furnishers Ltd.                        1,029,200                889
                                                                 --------------
                                                                          3,141
                                                                 --------------
                                                                         23,849
                                                                 --------------
--------------------------------------------------------------------------------
TAIWAN (5.0%)
CONSTRUCTION & HOUSING
     Cathay Construction Corp.                       297,000                306
     Kuoyang Construction                            124,000                296
                                                                 --------------
                                                                            602
                                                                 --------------
ELECTRONIC COMPONENTS & INSTRUMENTS
     Asustek Computer Inc.                           316,000              7,171
     Compal Electronics                              569,618              2,278
     Hon Hai Precision Industry                      377,000              2,259
     Siliconware Precision Industries Co.            605,000              1,831
                                                                 --------------
                                                                         13,539
                                                                 --------------
TEXTILES & APPAREL
     Far East Textile                              1,937,866              2,122
                                                                 --------------
                                                                         16,263
                                                                 --------------
--------------------------------------------------------------------------------
THAILAND (3.3%)
AUTOMOBILES
     Thai Engine Manufacturing Public Co. Ltd.
          (Foreign)                                   63,100                144
                                                                 --------------
BANKING
     Bank of Ayudhya Public Co. Ltd. (Foreign)         8,600                  5
     Siam Commercial Bank Co. Ltd. (Foreign)         690,233              1,018
     Siam Commercial Bank Co. Ltd. (Foreign)
          (Warrants), expiring 12/31/02              280,333                 --
                                                                 --------------
                                                                          1,023
                                                                 --------------
BROADCASTING & PUBLISHING
     BEC World plc (Foreign)                          72,100                396
     Grammy Entertainment Public Co. Ltd. (Foreign)  132,500                680
                                                                 --------------
                                                                          1,076
                                                                 --------------
--------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS
     Siam City Cement Public Co. Ltd. (Foreign)       27,800     U.S.$       74
                                                                 --------------
CHEMICALS
     National Petrochemical Ltd. (Foreign)           487,000                489
                                                                 --------------
ELECTRICAL & ELECTRONICS
     Shinawatra Computer Co. Ltd. (Foreign)          201,900              1,242
                                                                 --------------
ELECTRONIC COMPONENTS & INSTRUMENTS
     Delta Electronics Public Co. Ltd. (Foreign)      82,800              1,098
                                                                 --------------
ENERGY SOURCES
     Lanna Lignite Co. Ltd. (Foreign)                 66,400                297
     PTT Exploration & Production Public Co. Ltd.
          (Foreign)                                  151,700              1,719
                                                                 --------------
                                                                          2,016
                                                                 --------------
FINANCIAL SERVICES
     National Finance & Securities Public Co. Ltd.
         (Foreign)                                    76,000                 42
                                                                 --------------
FOREST PRODUCTS & PAPER
     Advance Agro Public Co. Ltd. (Foreign)           73,800                 70
                                                                 --------------
REAL ESTATE
     Central Pattana Co. Ltd. (Foreign)              140,500                 36
                                                                 --------------
TELECOMMUNICATIONS
     Advanced Information Services Co. Ltd.
         (Foreign)                                   340,400              2,647
                                                                 --------------
TRANSPORTATION -- ROAD & RAIL
     Bangkok Expressway Public Co. Ltd. (Foreign)    910,300                844
                                                                 --------------
                                                                         10,801
                                                                 --------------
--------------------------------------------------------------------------------
TURKEY (3.7%)
APPLIANCES & HOUSEHOLD DURABLES
     Arcelik                                       5,437,500                470
                                                                 --------------
BANKING
     Yapi Ve Kredi Bankasi                       182,391,850              6,302
                                                                 --------------
BEVERAGES & TOBACCO
     Efes Sinai Yatirim                           30,236,087                497
     Ege Biracilik Ve Malt Sanayii                 9,736,000              1,402
     Erciyas Biracilik                               181,000                 29
                                                                 --------------
                                                                          1,928
                                                                 --------------
ELECTRICAL & ELECTRONICS
     Vestel Elektronik Sanayi Ve Ticaret AS        7,569,000                592
                                                                 --------------
METALS -- STEEL
     Eregli Demir Ve Celik Fabrikalari TAS        22,398,000              2,810
                                                                 --------------
                                                                         12,102
                                                                 --------------
--------------------------------------------------------------------------------
UNITED KINGDOM (0.4%)
BANKING
     HSBC Holdings plc                                40,200              1,230
                                                                 --------------
--------------------------------------------------------------------------------
VENEZUELA (0.1%)
UTILITIES -- ELECTRICAL & GAS
     Electricidad de Caracas                         320,316                302
                                                                 --------------

                                                                          VALUE
                                                      SHARES               (000)
--------------------------------------------------------------------------------
ZIMBABWE (0.7%)
MERCHANDISING
     Meikles Africa Ltd.                             342,000     U.S.$      419
                                                                 --------------
MULTI-INDUSTRY
     Delta Corp.                                     918,391                853
     Trans Zambezi Industries Ltd. ADR             4,000,000                929
                                                                 --------------
                                                                          1,782
                                                                 --------------
                                                                          2,201
                                                                 --------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost U.S. $272,324)                                                   298,758
                                                                 --------------
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT
                                                        (000)
--------------------------------------------------------------------------------
DEBT INSTRUMENTS (0.2%)
--------------------------------------------------------------------------------
INDIA (0.2%)
CHEMICALS
     Supreme Petrochem Ltd. 2.25%, 4/22/02  INR          275                 75
                                                                 --------------
METALS -- STEEL
     Shri Ishar Alloy Steels Ltd. 15.00%, 4/21/01        581                121
                                                                 --------------
MULTI-INDUSTRY
     DCM Shriram Industries Ltd. 9.90%, 2/21/02          335                237
     DCM Shriram Industries Ltd. (Convertible)
          7.50%, 2/21/02                                 330                186
                                                                 --------------
                                                                            423
                                                                 --------------
--------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
     (Cost U.S. $1,627)                                                     619
                                                                 --------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.6%)
--------------------------------------------------------------------------------
UNITED STATES (6.6%)
REPURCHASE AGREEMENT
     Chase Securities, Inc., 5.60%, dated 3/31/98,
     due 4/1/98, to be repurchased at U.S.$21,529,
     collateralized by U.S.$22,095.  United States
     Treasury Notes, 5.50%, due 3/31/03, valued at
     U.S.$21,988
     (Cost U.S. $21,526)                       U.S.$  21,526             21,526
                                                                 --------------
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT            VALUE
                                                         (000)             (000)
--------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (1.9%)
Argentine Peso                          ARP                6     U.S.$        6
Brazil Real                             BRL              424                373
Egyptian Pound                          EGP                5                  1
Hong Kong Dollar                        HKD               96                 12
Indian Rupee                            INR          131,341              3,325
Indonesian Rupiah                       IDR              486                --@
Israeli Shekel                          ISS            1,518                422
Malaysian Ringgit                       MYR              769                211
Mexican Peso                            MXP            4,467                524
Pakistani Rupee                         PKR           41,052                930
Peruvian New Sol                        PSS                4                  1
Philippine Peso                         PHP              364                 10
Polish Zloty                            PLZ               77                 22
South African Rand                      ZAR               20                  4
South Korean Won                        KRW           37,908                 27
Taiwan Dollar                           TWD            2,640                 80
Thai Baht                               THB            5,226                133
Venezuelan Bolivar                      VEB            2,545                  5
                                                                 --------------
(Cost U.S.$6,093)                                                         6,086
                                                                 --------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS  (99.9%)
 (Cost U.S.$301,570)                                                    326,989
                                                                 --------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
     Other Assets                       U.S.$         30,899
     Liabilities                                     (30,466)               433
                                               --------------    --------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
     Applicable to 22,824,344 issued and
          outstanding U.S.$0.01 par value
          shares (100,000,000 shares authorized)                 U.S.$  327,422
                                                                 --------------
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        U.S.$    14.35
                                                                 --------------
--------------------------------------------------------------------------------

    @-- Value is less than U.S.$500.
    *-- The Fund is advised by an affiliate.
ADR  -- American Depositary Receipt
GDR  -- Global Depositary Receipt
GDS  -- Global Depositary Shares
NOTE: Prior governmental approval for foreign investments may be required under certain circumstances in some emerging markets, and foreign ownership limitations may also be imposed by the charters of individual companies in emerging markets. As a result, an additional class of shares designated as "foreign" may be created, and offered for investment. The "local" and "foreign" shares' market values may vary.